SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Summary Of Significant Accounting Policies Details Narrative
Allowance for doubtful accounts	$ 24,000		$ 24,000		$ 24,000
Depreciation and amortization expense	353,982	$ 9,833	404,143	$ 39,498
Equity-based compensation expense	107,321	$ 0	227,470	$ 51,380
Uninsured cash and cash equivalents	$ 3,762,265		$ 3,762,265		$ 2,788,587